S-K 1603(c) Fiduciary Duties to Other Companies	Aug. 29, 2025
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties, contractual obligations or other material management relationships:

Individual	Entity	Entity’s Business	Affiliation
J. Kyle Derham	NET Power Inc.	Energy technology	Director
	Rice Investment Group	Investments	Partner
James Wilmot Rogers	Rice Investment Group	Investments	Partner
Anne Cameron	Mercuria Investments US, Inc. and its affiliates	Investments	Head of Public Investing
Brian Falik	Mercuria Investments US, Inc. and its affiliates	Investments	Global Chief Investment Officer
Kathryn Jackson	EQT Corporation	Energy (natural gas)	Director
	Cameco Corporation	Energy (uranium fuel)	Director
	Portland General Electric Company	Energy (electricity)	Director
D. Mark Leland	PotlatchDeltic Corporation	Timberland real estate investment trust	Director
	Kinetik Holdings Inc.	Energy (midstream)	Director
David Savett	Mercuria Investments US, Inc. and its affiliates	Investments	Senior Advisor
	Dock Square Capital LLC and its affiliates	Investments	Managing Partner